Ordinary shares - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 03, 2025	Dec. 23, 2024	Dec. 31, 2025	Dec. 31, 2023	Oct. 24, 2025	Dec. 31, 2024	Nov. 10, 2023
Ordinary shares
Treasury stock, shares			366,981,615			229,281,465
Class A
Ordinary shares
Common stock, voting rights			one vote
Treasury stock, shares			366,981,615
Class B
Ordinary shares
Common stock, voting rights			fifteen votes
At-the-Market Offering Agreements
Ordinary shares
Proceeds from issuance of ordinary shares, net of issuance costs			$ 49,470	$ 65,430
2023 ATM Agreement
Ordinary shares
Proceeds from issuance of ordinary shares, net of issuance costs				$ 4,188
2023 ATM Agreement | ADS
Ordinary shares
Issuance of ordinary shares (in shares)				1,532,219
2023 ATM Agreement | Class A
Ordinary shares
Issuance of ordinary shares (in shares)				22,983,285
2024 ATM Agreement
Ordinary shares
Consideration related to share depositary bank as a reserve in relation to 2024 ATM Agreement		$ 0
Proceeds from issuance of ordinary shares, net of issuance costs			$ 42,222
2024 ATM Agreement | ADS
Ordinary shares
Number of shares issued to share depositary bank as a reserve in relation to 2024 ATM Agreement		50,000,000
Issuance of ordinary shares (in shares)			21,088,579
2024 ATM Agreement | Class A
Ordinary shares
Number of shares issued to share depositary bank as a reserve in relation to 2024 ATM Agreement		750,000,000
Issuance of ordinary shares (in shares)			316,328,685
2025 ATM Agreeement
Ordinary shares
Proceeds from issuance of ordinary shares, net of issuance costs			$ 7,248
2025 ATM Agreeement | ADS
Ordinary shares
Issuance for sale of shares					$ 270,000
Issuance of ordinary shares (in shares)			4,841,000
2025 ATM Agreeement | Class A
Ordinary shares
Issuance of ordinary shares (in shares)			72,615,000
At Market Issuance Sales Agreement
Ordinary shares
Proceeds from issuance of ordinary shares, net of issuance costs				$ 61,242
At Market Issuance Sales Agreement | ADS
Ordinary shares
Issuance of ordinary shares (in shares)				31,347,044
At Market Issuance Sales Agreement | Class A
Ordinary shares
Issuance of ordinary shares (in shares)				470,205,660
Registered Direct Offering
Ordinary shares
Shares issued, price per share	$ 1.13
Proceeds from issuance of ordinary shares, net of issuance costs			$ 70,730
Registered Direct Offering | ADS
Ordinary shares
Issuance of ordinary shares (in shares)	63,660,477
Proceeds from issuance of ordinary shares, net of issuance costs	$ 70,730
Registered Direct Offering | Class A
Ordinary shares
Issuance of ordinary shares (in shares)	954,907,155
Maximum | 2023 ATM Agreement | ADS
Ordinary shares
Issuance for sale of shares							$ 68,000